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Aristotle Value Equity Fund
SUMMARY SECTION — Aristotle Value Equity Fund
Investment Objective
The investment objective of the Aristotle Value Equity Fund (the “Value Equity Fund” or “Fund”) is to maximize long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Value Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees	Aristotle Value Equity Fund Class I Shares USD ($)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	1.00%
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Aristotle Value Equity Fund Class I Shares
Management fees	0.60%
Distribution (Rule 12b-1) fees	none
Other expenses	0.11%
Total annual fund operating expenses	0.71%
Fees waived and/or expenses reimbursed	(0.02%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.69%	[1]
[1]	The Value Equity Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.69% of the average daily net assets of Class I Shares of the Value Equity Fund. This agreement is in effect until April 30, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. The Value Equity Fund’s advisor is permitted to seek reimbursement from the Value Equity Fund, subject to certain limitations, of fees waived or payments made to the Value Equity Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Value Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Value Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Value Equity Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Aristotle Value Equity Fund | Class I Shares | USD ($)	70	225	393	881

Portfolio Turnover

The Value Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Value Equity Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Value Equity Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Value Equity Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities. The Value Equity Fund’s investments in equity securities may include common stocks, depositary receipts, and exchange-traded funds (“ETFs”) that invest primarily in equity securities. Depositary receipts represent interests in foreign securities held on deposit by banks. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges.

The Value Equity Fund seeks to meet its investment objective by investing primarily in equity securities of domestic and foreign issuers that are listed on a U.S. exchange or that are otherwise publicly traded in the United States but may invest up to 20% of its total assets in American Depositary Receipts and Global Depositary Receipts (“ADRs” and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

In selecting investments for the Value Equity Fund, Aristotle Capital Management, LLC (the “Advisor” or “Aristotle Capital”), the Fund’s investment advisor, employs a fundamental, bottom-up approach. The Advisor focuses on those companies that it believes have high-quality businesses that are undervalued by the market relative to what the Advisor believes to be their fair value and have a minimum market capitalization of $2 billion. The Advisor seeks to identify high-quality businesses by focusing on companies with the following attributes: attractive business fundamentals; experienced, motivated company management; pricing power; sustainable competitive advantages; financial strength; and/or high or consistently improving market position, return on invested capital and operating margins.

The Value Equity Fund generally seeks favorable performance relative to its benchmark, the Russell 1000® Value Index. However, the Advisor is not constrained by the composition of the Russell 1000® Value Index in selecting investments for the Fund.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Value Equity Fund is set forth below. Before you decide whether to invest in the Value Equity Fund, carefully consider these risk factors associated with investing in the Value Equity Fund, which may cause investors to lose money. There can be no assurance that the Value Equity Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Value Equity Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Value Equity Fund participate, or factors relating to specific companies in which the Fund invests.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security's inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Value Equity Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and Global Depositary Receipts (“GDRs”) Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Sector Focus Risk. The Value Equity Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Recent Market Events. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

ETF Risk. Investing in an ETF will provide the Value Equity Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Value Equity Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Fund’s advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers or securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline is the issuers experience cybersecurity incidents.

Performance

The bar chart and table below provide some indication of the risks of investing in the Value Equity Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of two broad-based market indexes. Updated performance information is available at the Value Equity Fund’s website, www.aristotlefunds.com, or by calling the Fund at 1-888-661-6691. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) For each calendar year at NAV

Highest Calendar Quarter Return at NAV	20.96%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(23.87)%	Quarter Ended 03/31/2020

The year-to-date return for the Fund as of March 31, 2023 was 3.68%.

Average Annual Total Returns for periods ended December 31, 2022
Average Annual Total Returns - Aristotle Value Equity Fund	Label	1 Year		5 Years		Since Inception		Inception Date
Class I Shares	Return Before Taxes	(15.04%)		7.73%		10.27%		Aug. 31, 2016
Class I Shares | Return After Taxes on Distributions	Return After Taxes on Distributions	(15.41%)	[1]	7.39%	[1]	9.94%	[1]	Aug. 31, 2016
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(8.63%)	[1]	6.08%	[1]	8.24%	[1]	Aug. 31, 2016
Russell 1000® Value Index (Reflects no deductions for fees, expenses or taxes)	Russell 1000® Value Index (Reflects no deductions for fees, expenses or taxes)	(7.54%)		6.67%		8.44%		Aug. 31, 2016
S&P 500® Index (Reflects no deductions for fees, expenses or taxes)	S&P 500® Index (Reflects no deductions for fees, expenses or taxes)	(18.11%)		9.42%		11.43%		Aug. 31, 2016
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.